TAXATION (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSE

The income tax expense consisted of the following components:

For the years ended December 31,
	2023	2024	2025

Current income tax expense	$-	$-	$-
Deferred income tax benefit	-	-	-
Total income tax expense	$-	$-	$-

SCHEDULE OF LOSS BEFORE INCOME TAX

Loss before provision for income taxes is attributable to the following geographic locations for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023	2024	2025
Taiwan	$(1,080,901)	$(524,817)	$(919,388)
PRC	(915,690)	(2,072,174)	(1,092,276)
Others	(71,470)	(560,004)	(1,139,835)
Total loss before income taxes	$(2,068,061)	$(3,156,995)	$(3,151,499)

SCHEDULE OF RECONCILIATION OF PROVISION FOR INCOME TAXES

A reconciliation between the Company’s actual provision for income taxes and the provision at the Taiwan statutory rate is as follows:

	For the years ended December 31,
	2023	2024	2025
Loss before income tax expense	$(2,068,061)	$(3,156,995)	$(3,151,499)
Taiwan statutory tax rate	20%	20%	20%
Computed income tax expense with Taiwan statutory tax rate	$(413,612)	$(631,399)	$(630,300)
Tax effect of different tax rates in other jurisdictions	(29,619)	8,392	291,684
Tax effect of additional deduction for R&D expenses	(70,546)	(51,817)	(76,543)
Prior year true up	56,362	-	-
Non-taxable item	110,872	2,561	846
Exchange rate effect	(17,054)	-	-
Tax effect on deferred tax allowance	363,597	672,263	414,313
Income tax expense	-	-	-

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

As of December 31, 2024 and 2025, the significant components of the deferred tax assets were summarized below:

	As of December 31,
	2024	2025
Deferred tax assets:
Net operating loss carried forward	$3,028,871	$3,261,968
Impairment loss	312,677	338,821
Impact of foreign exchange	10,363	6,619
Lease liability	33,285	78,207
Total deferred tax assets	3,385,196	3,685,615
Valuation allowance	(3,354,499)	(3,611,469)
Deferred tax assets, net of valuation allowance	30,697	74,146

Deferred tax liabilities:
Right of use asset	(30,697)	(74,146)
Total deferred tax liabilities	(30,697)	(74,146)
Total deferred tax assets, net	$-	$-

SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE PROVISION FOR DEFERRED TAX ASSETS

The movement of valuation allowance provision for deferred tax assets was as follows:

Amount
Balance as of December 31, 2023	$3,140,578
Current year addition	672,263
Expire of net operation loss	(286,411)
Exchange rate effect	(171,931)
Balance as of December 31, 2024	$3,354,499
Current year addition	491,088
Expire of net operation loss	(248,371)
Exchange rate effect	14,253
Balance as of December 31, 2025	$3,611,469

SCHEDULE OF OPERATING LOSS CARRYFORWARDS
For the fiscal years ending December 31,	Amount
2026	$1,130,050
2027	1,238,044
2028	1,207,555
2029	1,924,046
2030	1,253,964
Thereafter	7,702,174
Total	$14,455,833